Accounts Receivable - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, credit terms			3 months	9 months
Write-off of accounts receivable	$ 89	553